Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of contingent liabilities [abstract]
Schedule of Minimum Annual Lease Payments
The following table summarizes the minimum annual rental commitments as of the periods indicated under the non-cancelable operating leases and sub-lease arrangements with initial or remaining terms of more than one year, reflecting the terms that were in effect as of December 31, 2017:

Operating
lease
€ in thousands
Year ended December 31
2018	438
2019	438
2020	417
2021	355
2022 and thereafter	4,493

Total minimum lease payments	6,141